UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/07

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gotham Asset Management, LP
Address: 535 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernard Seibert
Title:     CFO
Phone:     212 319-4100

Signature, Place, and Date of Signing:

     Bernard Seibert     New York, NY     November 07, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     6

Form13F Information Table Value Total:     $183,932 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO             CALL            025816909    26717   450000 SH  CALL SOLE                        0        0   450000
AMERICAN EXPRESS CO             CALL            025816909    24668   415500 SH  CALL SOLE                        0        0   415500
AMERICAN EXPRESS CO             COM             025816109     3687    62100 SH       SOLE                    62100        0        0
AMERIPRISE FINL INC             CALL            03076C906     5680    90000 SH  CALL SOLE                        0        0    90000
WAL MART STORES INC             CALL            931142903   103887  2380000 SH  CALL SOLE                        0        0  2380000
WAL MART STORES INC             COM             931142103    19293   442000 SH       SOLE                   442000        0        0